Consolidated Statement of Changes in Stockholders' Equity(Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statements of in Stockholders' Equity [Abstract]
Cash Dividends at per share	$ 0.88	$ 0.88	$ 0.88